Cover	Sep. 14, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 14, 2026
Entity File Number	000-56492
Entity Registrant Name	IR-MED, INC.
Entity Central Index Key	0001839133
Entity Tax Identification Number	84-4516398
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	ZHR Industrial Zone
Entity Address, City or Town	Rosh Pina
Entity Address, Country	IL
Entity Address, Postal Zip Code	1231400
City Area Code	+ 972
Local Phone Number	4-655-5054
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false